Average Annual Total Returns - VY T Rowe Price International Stock Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI ACW IndexSM Ex-U.S. 1 Yr		Class ADV MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class ADV MSCI ACW IndexSM Ex-U.S. 10 Yrs		Class ADV MSCI ACW IndexSM Ex-U.S. Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI ACW IndexSM Ex-U.S. 1 Yr		Class I MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class I MSCI ACW IndexSM Ex-U.S. 10 Yrs		Class I MSCI ACW IndexSM Ex-U.S. Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI ACW IndexSM Ex-U.S. 1 Yr		Class S MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class S MSCI ACW IndexSM Ex-U.S. 10 Yrs		Class S MSCI ACW IndexSM Ex-U.S. Since Inception
Total	14.11%	9.96%	6.29%		Jan. 20, 2006	10.65%	[1]	8.93%	[1]	4.92%	[1]	[1]	14.74%	10.61%	6.94%		Apr. 29, 2005	10.65%	[1]	8.93%	[1]	4.92%	[1]	[1]	14.49%	10.33%	6.67%		May 02, 2005	10.65%	[1]	8.93%	[1]	4.92%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.